Schedule of Investments (unaudited)	iShares® iBonds® 2026 Term High Yield and Income ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Lamar Media Corp., 5.75%, 02/01/26 (Call 02/01/21)	$25	$25,719

Aerospace & Defense — 3.3%
Signature Aviation U.S. Holdings Inc., 5.38%, 05/01/26 (Call 05/01/21)(a)	35	35,865
Spirit AeroSystems Inc., 3.85%, 06/15/26 (Call 03/15/26) TransDigm Inc.	25	26,055
6.25%, 03/15/26 (Call 03/15/22)(a)	300	317,313
6.38%, 06/15/26 (Call 06/15/21)	75	77,563
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/21)	50	52,771
		509,567
Agriculture — 0.3%
Vector Group Ltd., 10.50%, 11/01/26 (Call 11/01/21)(a)	40	42,749

Airlines — 1.0%
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%, 04/01/28	34	32,669
Delta Air Lines Inc., 7.38%, 01/15/26 (Call 12/15/25)	85	97,586
Hawaiian Brand Intellect, 5.75%, 01/20/26 (Call 01/20/24)(a)	15	15,581
		145,836
Apparel — 0.9%
Hanesbrands Inc., 4.88%, 05/15/26 (Call 02/15/26)(a)	65	70,216
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	45	45,144
Wolverine World Wide Inc., 5.00%, 09/01/26 (Call 09/01/21)(a)	20	20,547
		135,907
Auto Manufacturers — 1.7%
Ford Motor Credit Co. LLC
4.39%, 01/08/26	200	212,700
4.54%, 08/01/26 (Call 06/01/26)	50	53,372
		266,072
Auto Parts & Equipment — 2.9%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/15/21)(a)(b)	50	50,612
Adient U.S. LLC, 7.00%, 05/15/26 (Call 05/15/22)(a)	75	81,653
American Axle & Manufacturing Inc., 6.25%, 03/15/26 (Call 03/15/21)	30	30,630
Clarios Global LP/Clarios US Finance Co., 6.25%, 05/15/26 (Call 05/15/22)(a)	70	74,257
Cooper-Standard Automotive Inc., 5.63%, 11/15/26 (Call 11/15/21)(a)	30	27,369
Dana Financing Luxembourg Sarl, 6.50%, 06/01/26 (Call 06/01/21)(a)	30	31,325
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/26 (Call 05/31/21)	65	66,468
IHO Verwaltungs GmbH (5.50% PIK), 4.75%, 09/15/26 (Call 09/15/21)(a)(c)	50	51,958
Tenneco Inc., 5.00%, 07/15/26 (Call 07/15/21)	35	32,295
		446,567
Banks — 1.1%
Freedom Mortgage Corp., 7.63%, 05/01/26 (Call 05/01/23)(a)	45	47,892
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)	100	112,847
		160,739
Building Materials — 0.3%
Cornerstone Building Brands Inc., 8.00%, 04/15/26 (Call 04/15/21)(a)	25	26,124
Masonite International Corp., 5.75%, 09/15/26 (Call 09/15/21)(a)	25	26,152
		52,276
Security	Par (000)	Value

Chemicals — 1.7%
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 04/15/21)(a)	$25	$25,666
Ingevity Corp., 4.50%, 02/01/26 (Call 02/01/21)(a)	25	25,405
Neon Holdings Inc., 10.13%, 04/01/26 (Call 04/01/22)(a)	30	33,173
Nouryon Holding BV, 8.00%, 10/01/26 (Call 10/01/21)(a)	45	47,854
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26 (Call 04/30/21)(a)	35	36,112
Rayonier AM Products Inc., 7.63%, 01/15/26 (Call 01/15/24)(a)	35	36,673
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)	50	51,572
		256,455
Commercial Services — 3.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26 (Call 07/15/22)(a)	135	144,607
Carriage Services Inc., 6.63%, 06/01/26 (Call 06/01/21)(a)	30	31,733
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/21)(a)	50	52,685
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/21)(a)	30	31,516
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)	25	25,390
Prime Security Services Borrower LLC/Prime Finance Inc., 5.75%, 04/15/26(a)	95	103,898
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 11/01/22)(a)	35	36,400
United Rentals North America Inc., 5.88%, 09/15/26 (Call 09/15/21)	70	73,725
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)	75	80,877
		580,831
Computers — 1.9%
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)(b)	100	105,852
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	160	177,043
		282,895
Cosmetics & Personal Care — 0.2%
Coty Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)(b)	40	38,148

Distribution & Wholesale — 0.8%
American Builders & Contractors Supply Co. Inc., 5.88%, 05/15/26 (Call 05/15/21)(a)	45	46,671
Resideo Funding Inc., 6.13%, 11/01/26 (Call 11/01/21)(a)	30	31,864
Wolverine Escrow LLC, 9.00%, 11/15/26 (Call 11/15/22)(a)	40	38,160
		116,695
Diversified Financial Services — 1.7%
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 03/15/22)	30	31,795
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)	35	35,413
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.25%, 06/03/26 (Call 06/01/22)(a)	25	26,252
Navient Corp., 6.75%, 06/15/26	35	38,584
OneMain Finance Corp., 7.13%, 03/15/26	110	129,044
		261,088
Electric — 2.3%
Calpine Corp., 5.25%, 06/01/26 (Call 06/01/21)(a)	50	51,557
Clearway Energy Operating LLC, 5.00%, 09/15/26 (Call 09/15/21)	25	25,938
FirstEnergy Corp., Series A, 1.60%, 01/15/26 (Call 12/15/25)(b)	25	24,311
NextEra Energy Operating Partners LP, 3.88%, 10/15/26 (Call 07/15/26)(a)	35	37,502
NRG Energy Inc., 7.25%, 05/15/26 (Call 05/15/21)	70	73,379
Talen Energy Supply LLC, 10.50%, 01/15/26 (Call 01/15/22)(a)	40	36,789
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 03/01/21)(a)	30	30,802

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2026 Term High Yield and Income ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Vistra Operations Co. LLC, 5.50%, 09/01/26 (Call 09/01/21)(a)	$70	$72,779
		353,057
Electronics — 0.2%
Itron Inc., 5.00%, 01/15/26 (Call 01/15/22)(a)	30	30,658

Energy - Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 11/15/21)(a)	25	26,365

Engineering & Construction — 0.7%
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(a)	25	25,439
frontdoor Inc., 6.75%, 08/15/26 (Call 08/15/21)(a)	25	26,706
New Enterprise Stone & Lime Co. Inc., 6.25%, 03/15/26 (Call 03/15/21)(a)	25	25,783
TopBuild Corp., 5.63%, 05/01/26 (Call 05/01/21)(a)	30	31,023
		108,951
Entertainment — 2.2%
CCM Merger Inc., 6.38%, 05/01/26 (Call 11/01/22)(a)(b)	25	26,509
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 04/15/22)(a)	30	32,105
Live Nation Entertainment Inc., 5.63%, 03/15/26 (Call 03/15/21)(a)	25	25,691
Mohegan Gaming & Entertainment, 8.00%, 02/01/26 (Call 02/01/23)(a)	70	69,092
Scientific Games International Inc., 8.25%, 03/15/26 (Call 03/15/22)(a)	75	79,354
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)	70	73,568
WMG Acquisition Corp., 5.50%, 04/15/26 (Call 04/15/21)(a)	25	25,848
		332,167
Environmental Control — 0.5%
GFL Environmental Inc., 5.13%, 12/15/26 (Call 12/15/22)(a)	35	37,126
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/21)(a)	35	36,039
		73,165
Food — 3.3%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(a)	55	55,405
7.50%, 03/15/26 (Call 03/15/22)(a)	45	49,694
FAGE International SA/FAGE USA Dairy Industry Inc., 5.63%, 08/15/26 (Call 08/15/21)(a)	25	25,772
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 06/01/21)(a)	25	26,102
Kraft Heinz Foods Co., 3.00%, 06/01/26 (Call 03/01/26)	135	142,825
Lamb Weston Holdings Inc., 4.88%, 11/01/26 (Call 11/01/21)(a)	60	62,408
Post Holdings Inc., 5.00%, 08/15/26 (Call 08/15/21)(a)	115	118,728
Sigma Holdco BV, 7.88%, 05/15/26 (Call 05/15/21)(a)	25	25,585
		506,519
Food Service — 0.2%
Aramark Services Inc., 4.75%, 06/01/26 (Call 06/01/21)	35	35,761

Forest Products & Paper — 0.5%
Mercer International Inc., 5.50%, 01/15/26 (Call 01/15/22)	25	25,632
Resolute Forest Products Inc., 4.88%, 03/01/26 (Call 03/01/23)(a)	20	19,885
Schweitzer-Mauduit International Inc., 6.88%, 10/01/26 (Call 10/01/21)(a)	25	26,615
		72,132
Security	Par (000)	Value

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.88%, 08/20/26 (Call 05/20/26)	$50	$57,437

Health Care - Products — 0.2%
Teleflex Inc., 4.88%, 06/01/26 (Call 06/01/21)	25	25,870

Health Care - Services — 7.2%
AHP Health Partners Inc., 9.75%, 07/15/26 (Call 07/15/21)(a)	35	38,336
Catalent Pharma Solutions Inc., 4.88%, 01/15/26 (Call 10/15/21)(a)	35	35,817
Centene Corp.
5.38%, 06/01/26 (Call 06/01/21)(a)	125	130,687
5.38%, 08/15/26 (Call 08/15/21)(a)	55	57,890
Charles River Laboratories International Inc., 5.50%, 04/01/26 (Call 04/01/21)(a)	25	26,130
CHS/Community Health Systems Inc., 8.00%, 03/15/26 (Call 03/15/22)(a)	145	155,875
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 05/01/21)(a)	25	25,899
HCA Inc.
5.38%, 09/01/26 (Call 03/01/26)	70	79,799
5.88%, 02/15/26 (Call 08/15/25)	105	120,183
IQVIA Inc., 5.00%, 10/15/26 (Call 10/15/21)(a)	75	78,083
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)	100	109,182
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)	85	90,816
Tenet Healthcare Corp., 4.88%, 01/01/26 (Call 03/01/22)(a)	145	151,289
		1,099,986
Holding Companies - Diversified — 0.9%
Compass Group Diversified Holdings LLC, 8.00%, 05/01/26 (Call 05/01/21)(a)	45	47,294
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 05/15/26 (Call 05/15/22)	85	89,955
		137,249
Home Builders — 0.3%
K Hovnanian Enterprises Inc., 10.50%, 02/15/26 (Call 02/15/22)(a)	20	21,083
LGI Homes Inc., 6.88%, 07/15/26 (Call 07/15/21)(a)	25	26,175
		47,258
Home Furnishings — 0.3%
Tempur Sealy International Inc., 5.50%, 06/15/26 (Call 06/15/21)(b)	45	46,613

Housewares — 1.1%
Newell Brands Inc., 4.70%, 04/01/26 (Call 01/01/26)	135	148,450
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26 (Call 12/15/21)	20	21,080
		169,530
Insurance — 1.3%
Acrisure LLC/Acrisure Finance Inc., 10.13%, 08/01/26 (Call 08/01/22)(a)	30	34,444
AmWINS Group Inc., 7.75%, 07/01/26 (Call 07/01/21)(a)	45	48,221
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)	115	119,216
		201,881
Internet — 1.6%
Netflix Inc., 4.38%, 11/15/26	70	79,982
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)	55	58,283
Uber Technologies Inc., 8.00%, 11/01/26 (Call 11/01/21)(a)	100	108,004
		246,269

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2026 Term High Yield and Income ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel — 1.2%
ArcelorMittal SA, 4.55%, 03/11/26	$50	$55,604
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 07/15/21)(a)	25	27,060
Cleveland-Cliffs Inc., 6.75%, 03/15/26 (Call 03/04/23)(a)	50	53,804
U.S. Steel Corp., 6.25%, 03/15/26 (Call 03/15/21)	45	43,108
		179,576
Leisure Time — 2.4%
Carnival Corp.
7.63%, 03/01/26 (Call 03/01/24)(a)	100	105,772
10.50%, 02/01/26 (Call 08/01/23)(a)	55	63,782
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(a)	59	59,594
8.00%, 04/15/26 (Call 02/01/23)(a)	10	10,012
NCL Corp. Ltd.
5.88%, 03/15/26 (Call 12/15/25)(a)	60	59,294
10.25%, 02/01/26 (Call 08/01/23)(a)	55	63,792
		362,246
Lodging — 3.4%
Boyd Gaming Corp.
6.00%, 08/15/26 (Call 08/15/21)	50	51,776
6.38%, 04/01/26 (Call 04/01/21)	50	51,746
Hilton Domestic Operating Co. Inc., 5.13%, 05/01/26 (Call 05/01/21)	105	108,840
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)	55	57,163
MGM Resorts International, 4.63%, 09/01/26 (Call 06/01/26)	50	52,140
Wyndham Destinations Inc., 6.63%, 07/31/26 (Call 04/30/26)(a)	45	50,200
Wyndham Hotels & Resorts Inc., 5.38%, 04/15/26 (Call 04/15/21)(a)	35	35,952
Wynn Macau Ltd., 5.50%, 01/15/26 (Call 06/15/22)(a)	100	103,246
		511,063
Machinery — 1.5%
BWX Technologies Inc., 5.38%, 07/15/26 (Call 07/15/21)(a)	30	31,192
Colfax Corp., 6.38%, 02/15/26 (Call 02/15/22)(a)	30	32,137
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/22)(a)	25	26,929
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(a)	35	36,252
SPX FLOW Inc., 5.88%, 08/15/26 (Call 08/15/21)(a)	25	26,088
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)	30	32,614
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/21)(a)	45	45,833
		231,045
Manufacturing — 1.1%
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/21)	25	26,645
FXI Holdings Inc., 12.25%, 11/15/26 (Call 11/15/22)(a)	55	61,999
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/22)(a)	40	42,023
Hillenbrand Inc., 5.00%, 09/15/26 (Call 07/15/26)	30	34,035
		164,702
Media — 8.0%
Altice Financing SA, 7.50%, 05/15/26 (Call 05/15/21)(a)	200	209,824
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26 (Call 02/01/23)(a)	20	20,101
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 05/01/26 (Call 05/01/21)(a)	105	108,767
5.75%, 02/15/26 (Call 02/15/21)(a)(b)	100	103,151
CSC Holdings LLC, 5.50%, 05/15/26 (Call 05/15/21)(a)	100	103,741
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 07/01/22)(a)	35	35,529
DISH DBS Corp., 7.75%, 07/01/26(b)	135	146,509
Security	Par (000)	Value

Media (continued)
Gray Television Inc., 5.88%, 07/15/26 (Call 07/15/21)(a)	$50	$51,972
iHeartCommunications Inc., 6.38%, 05/01/26 (Call 05/01/22)	55	58,623
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)(b)	90	91,051
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26 (Call 09/15/23)(a)	65	66,383
Sinclair Television Group Inc., 5.88%, 03/15/26 (Call 03/15/21)(a)	25	25,600
Sirius XM Radio Inc., 5.38%, 07/15/26 (Call 07/15/21)(a)(b)	70	72,838
TEGNA Inc., 4.75%, 03/15/26 (Call 03/15/23)(a)	40	42,410
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/23)(a)	35	36,128
Virgin Media Secured Finance PLC, 5.50%, 08/15/26 (Call 08/15/21)(a)	50	52,182
		1,224,809
Mining — 2.0%
Alcoa Nederland Holding BV, 7.00%, 09/30/26 (Call 09/30/21)(a)	100	105,671
Constellium SE, 5.88%, 02/15/26 (Call 11/15/21)(a)	50	51,407
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 06/01/21)(a)	25	26,500
Novelis Corp., 5.88%, 09/30/26 (Call 09/30/21)(a)	105	110,029
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(a)	15	14,943
		308,550
Oil & Gas — 7.9%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 02/15/23)(a)	15	15,337
Antero Resources Corp., 8.38%, 07/15/26 (Call 01/15/24)(a)	35	37,088
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26 (Call 11/01/21)(a)	45	42,969
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 02/15/21)(a)	30	28,832
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/23)(a)	40	39,771
Centennial Resource Production LLC, 5.38%, 01/15/26 (Call 01/15/22)(a)	20	16,788
Colgate Energy Partners III LLC, 7.75%, 02/15/26 (Call 02/15/24)(a)	20	19,747
Comstock Resources Inc., 9.75%, 08/15/26 (Call 08/15/21)	105	111,835
Endeavor Energy Resources LP/EER Finance Inc., 5.50%, 01/30/26 (Call 01/30/21)(a)	35	36,212
Indigo Natural Resources LLC, 6.88%, 02/15/26 (Call 02/15/21)(a)	45	46,645
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/21)(a)	30	31,009
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	75	71,642
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 07/15/22)(a)	25	20,162
Occidental Petroleum Corp.
3.20%, 08/15/26 (Call 06/15/26)	70	66,049
3.40%, 04/15/26 (Call 01/15/26)(b)	80	76,850
5.55%, 03/15/26 (Call 12/15/25)	75	79,027
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	50	54,549
Parkland Corp., 6.00%, 04/01/26 (Call 04/01/21)(a)	50	52,502
PDC Energy Inc., 5.75%, 05/15/26 (Call 05/15/21)	55	56,091
QEP Resources Inc., 5.63%, 03/01/26 (Call 12/01/25)	35	39,025
Range Resources Corp., 9.25%, 02/01/26 (Call 02/01/22)	60	65,345
SM Energy Co., 6.75%, 09/15/26 (Call 09/15/21)	25	22,556
Southwestern Energy Co., 7.50%, 04/01/26 (Call 04/01/21)(b)	45	47,045
Sunoco LP/Sunoco Finance Corp., 5.50%, 02/15/26 (Call 02/15/21)	55	56,617
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)(a)	40	38,006
WPX Energy Inc., 5.75%, 06/01/26 (Call 06/01/21)	35	36,740
		1,208,439

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2026 Term High Yield and Income ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services — 0.5%
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(a)	$20	$20,827
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26 (Call 04/01/21)	50	52,219
		73,046
Packaging & Containers — 3.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.13%, 08/15/26 (Call 08/15/22)(a)	100	103,324
Ball Corp., 4.88%, 03/15/26 (Call 12/15/25)	55	61,684
Berry Global Inc., 4.50%, 02/15/26 (Call 02/15/21)(a)	35	35,756
Cascades Inc./Cascades USA Inc., 5.13%, 01/15/26 (Call 01/15/23)(a)	25	26,564
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(b)	50	54,225
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)	25	25,938
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	15	18,215
Flex Acquisition Co. Inc., 7.88%, 07/15/26 (Call 07/15/21)(a)	35	36,355
Intertape Polymer Group Inc., 7.00%, 10/15/26 (Call 10/15/21)(a)	20	21,185
LABL Escrow Issuer LLC, 6.75%, 07/15/26 (Call 07/15/22)(a)	50	53,554
Trivium Packaging Finance BV, 5.50%, 08/15/26 (Call 08/15/22)(a)	100	105,392
		542,192
Pharmaceuticals — 1.0%
Bausch Health Americas Inc., 9.25%, 04/01/26 (Call 04/01/22)(a)(b)	105	116,577
HLF Financing Sarl LLC/Herbalife International Inc., 7.25%, 08/15/26 (Call 08/15/21)(a)	30	31,630
		148,207
Pipelines — 4.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.88%, 05/15/26 (Call 10/15/22)(a)	40	42,815
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/26 (Call 07/15/21)(a)	25	25,129
Buckeye Partners LP, 3.95%, 12/01/26 (Call 09/01/26)	45	45,321
Cheniere Energy Partners LP, 5.63%, 10/01/26 (Call 10/01/21)	75	78,062
CNX Midstream Partners LP/CNX Midstream Finance Corp., 6.50%, 03/15/26 (Call 03/15/21)(a)	30	30,764
EnLink Midstream Partners LP, 4.85%, 07/15/26 (Call 04/15/26)	35	33,986
EQM Midstream Partners LP, 4.13%, 12/01/26 (Call 09/01/26)	35	33,902
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 05/15/26 (Call 02/15/21)	25	22,414
Hess Midstream Operations LP, 5.63%, 02/15/26 (Call 02/15/21)(a)	50	51,930
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(a)	150	152,057
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(a)	40	40,995
NuStar Logistics LP, 6.00%, 06/01/26 (Call 03/01/26)	35	37,130
Targa Resources Partners LP/Targa Resources Partners
Finance Corp., 5.88%, 04/15/26 (Call 04/15/21)(b)	65	68,103
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 02/15/21)	25	25,165
Western Midstream Operating LP, 4.65%, 07/01/26 (Call 04/01/26)	35	36,668
		724,441
Security	Par (000)	Value

Real Estate Investment Trusts — 2.4%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)(b)	$65	$67,445
EPR Properties, 4.75%, 12/15/26 (Call 09/15/26)	35	36,607
GEO Group Inc. (The), 6.00%, 04/15/26 (Call 04/15/21)	25	18,011
iStar Inc., 5.50%, 02/15/26 (Call 08/15/22)	30	30,543
MGM Growth Properties Operating Partnership LP/MGP
Finance Co-Issuer Inc., 4.50%, 09/01/26 (Call 06/01/26)	35	37,241
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26 (Call 08/01/21)	35	36,303
Service Properties Trust
4.75%, 10/01/26 (Call 08/01/26)	35	34,181
5.25%, 02/15/26 (Call 08/15/25)	25	24,626
VICI Properties LP/VICI Note Co. Inc., 4.25%, 12/01/26 (Call 12/01/22)(a)	85	88,042
		372,999
Retail — 3.4%
99 Escrow Issuer Inc., 7.50%, 01/15/26 (Call 01/15/23)(a)	25	24,318
Beacon Roofing Supply Inc., 4.50%, 11/15/26 (Call 11/15/22)(a)	25	26,110
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/22)(a)(b)	25	26,226
IRB Holding Corp., 6.75%, 02/15/26 (Call 02/15/21)(a)	35	36,051
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 06/01/26 (Call 06/01/21)(a)	75	77,827
Penske Automotive Group Inc., 5.50%, 05/15/26 (Call 05/15/21)	25	25,985
Rite Aid Corp., 8.00%, 11/15/26 (Call 01/15/23)(a)	60	64,490
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/22)(a)	45	47,297
SRS Distribution Inc., 8.25%, 07/01/26 (Call 07/01/21)(a)	25	26,515
Staples Inc., 7.50%, 04/15/26 (Call 04/15/22)(a)	135	137,709
Superior Plus LP/Superior General Partner Inc., 7.00%, 07/15/26 (Call 07/15/21)(a)	25	26,795
		519,323
Semiconductors — 0.3%
Entegris Inc., 4.63%, 02/10/26 (Call 11/10/21)(a)	40	41,392

Software — 2.7%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/21)(a)	30	31,653
Boxer Parent Co. Inc., 9.13%, 03/01/26 (Call 09/01/21)(a)	25	26,634
BY Crown Parent LLC/BY Bond Finance Inc., 4.25%, 01/31/26 (Call 07/31/22)(a)	55	56,497
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(a)	50	52,029
CDK Global Inc., 5.88%, 06/15/26 (Call 06/15/21)	35	36,503
Dun & Bradstreet Corp. (The), 6.88%, 08/15/26 (Call 02/15/22)(a)	30	32,191
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(a)	30	34,028
MSCI Inc., 4.75%, 08/01/26 (Call 08/01/21)(a)	35	36,219
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	35	36,877
Open Text Corp., 5.88%, 06/01/26 (Call 06/01/21)(a)	60	62,386
		405,017
Telecommunications — 8.3%
Altice France SA/France, 7.38%, 05/01/26 (Call 05/01/21)(a)	350	366,758
C&W Senior Financing DAC, 7.50%, 10/15/26 (Call 10/15/21)(a)(b)	35	37,165
CommScope Inc., 6.00%, 03/01/26 (Call 03/01/22)(a)	105	111,214
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)	140	149,523
HC2 Holdings Inc., 8.50%, 02/01/26 (Call 02/01/23)(a)	20	20,025
Hughes Satellite Systems Corp.
5.25%, 08/01/26	55	60,976

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2026 Term High Yield and Income ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Telecommunications (continued)
6.63%, 08/01/26(b)	$55	$62,166
Level 3 Financing Inc., 5.25%, 03/15/26 (Call 03/15/21)	25	25,780
Lumen Technologies Inc., 5.13%, 12/15/26 (Call 12/15/22)(a)	85	90,299
Sprint Corp., 7.63%, 03/01/26 (Call 11/01/25)	100	123,222
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)	60	60,635
4.50%, 02/01/26 (Call 02/01/21)	50	51,141
6.50%, 01/15/26 (Call 01/15/22)	100	103,207
		1,262,111
Total Corporate Bonds & Notes — 99.7%
(Cost: $15,078,928)		15,171,570

Short-Term Investments

Money Market Funds — 9.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(d)(e)(f)	1,353	1,353,906
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	10	10,000
		1,363,906
Total Short-Term Investments — 9.0%
(Cost: $1,363,906)		1,363,906
Total Investments in Securities — 108.7%
(Cost: $16,442,834)		16,535,476
Other Assets, Less Liabilities — (8.7)%		(1,319,531)

Net Assets — 100.0%		$15,215,945

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 11/10/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$1,353,906	(b)	$—	$—	$—	$1,353,906	1,353	$126	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,000	(b)	—	—	—	10,000	10	26		—
					$—	$—	$1,363,906		$152		$—

(a)	The Fund commenced operations on November 10, 2020.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2026 Term High Yield and Income ETF
January 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$15,171,570	$—	$15,171,570
Money Market Funds	1,363,906	—	—	1,363,906
	$1,363,906	$15,171,570	$—	$16,535,476

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind